CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 670.1	$ 640.8
Share-based payments	30.2	18.9
Other	19.4	15.1
Total employee benefits expense	$ 719.7	$ 674.8